Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Jun. 28, 2014
MFS® Government Securities Fund | I
Risk/Return:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Risk/Return:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Risk/Return:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Risk/Return:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Risk/Return:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Risk/Return:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Risk/Return:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Risk/Return:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R5
Risk/Return:
Trading Symbol	MFGKX